Cover	Sep. 03, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 03, 2025
Entity File Number	020-33367
Entity Registrant Name	WHITE FOX VENTURES, INC.
Entity Central Index Key	0001506503
Entity Tax Identification Number	39-3338203
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1025 Veterans Memorial Hwy S
Entity Address, Address Line Two	Suite 660
Entity Address, City or Town	Mabletown
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30126
City Area Code	336
Local Phone Number	462-7417
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Elected Not To Use the Extended Transition Period	false